UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master Mid Cap
        Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Master Mid-Cap Index Series

Schedule of Investments as of September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.3%                   5,824  + Alliant Techsystems Inc.                                        $     352,352
                                            16,448    L-3 Communications Holdings, Inc.                                   1,102,016
                                             9,967    Precision Castparts Corp.                                             598,518
                                             1,381  + Sequa Corporation (Class A)                                            72,102
                                                                                                                      -------------
                                                                                                                          2,124,988
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.1%              13,248    C.H. Robinson Worldwide, Inc.                                         614,575
                                             7,945    CNF Transportation Inc.                                               325,666
                                            16,207    Expeditors International of Washington, Inc.                          837,902
                                                                                                                      -------------
                                                                                                                          1,778,143
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                             13,400  + AirTran Holdings, Inc.                                                133,464
                                             4,424  + Alaska Air Group, Inc.                                                109,627
                                            15,850  + JetBlue Airways Corporation (c)                                       331,582
                                                                                                                      -------------
                                                                                                                            574,673
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.3%                      10,045    ArvinMeritor, Inc.                                                    188,344
                                             2,740    Bandag, Incorporated                                                  120,012
                                             8,605    BorgWarner, Inc.                                                      372,510
                                            12,001    Gentex Corporation                                                    421,595
                                            10,626    Lear Corporation                                                      578,586
                                             4,921    Modine Manufacturing Co.                                              148,171
                                             4,362    Superior Industries International, Inc.                               130,642
                                                                                                                      -------------
                                                                                                                          1,959,860
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                           8,862    Thor Industries, Inc.                                                 234,577
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.7%                            16,426  + Constellation Brands, Inc. (Class A)                                  625,174
                                            21,107    PepsiAmericas, Inc.                                                   403,144
                                                                                                                      -------------
                                                                                                                          1,028,318
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%                         8,705  + Cephalon, Inc.                                                        416,970
                                             7,164  + Charles River Laboratories International, Inc.                        328,111
                                             8,500  + Invitrogen Corporation                                                467,415
                                            45,452  + Millennium Pharmaceuticals, Inc.                                      623,147
                                            14,588  + Protein Design Labs, Inc.                                             285,633
                                            11,329  + Vertex Pharmaceuticals Incorporated                                   118,954
                                                                                                                      -------------
                                                                                                                          2,240,230
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                     6,564    York International Corporation                                        207,357
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%                      12,467    A.G. Edwards, Inc.                                                    431,608
                                             9,905    Eaton Vance Corp.                                                     400,063
                                            10,326    Investors Financial Services                                          466,012
                                             8,786    Jefferies Group, Inc.                                                 302,853
                                             9,688  + LaBranche & Co. Inc.                                                   81,864
                                            15,036    Legg Mason, Inc.                                                      800,968
                                            10,636    Raymond James Financial, Inc.                                         256,540

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets                             15,426    SEI Investments Company                                         $     519,548
(concluded)                                 11,926    Waddell & Reed Financial, Inc. (Class A)                              262,372
                                                                                                                      -------------
                                                                                                                          3,521,828
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.8%                            10,786    Airgas, Inc.                                                          259,619
                                             5,881    Albemarle Corp.                                                       206,364
                                             9,586    Cabot Corporation                                                     369,732
                                            15,943    Crompton Corporation                                                  151,299
                                             6,164    Cytec Industries Inc.                                                 301,728
                                             5,762  + FMC Corporation                                                       279,860
                                             5,881    Ferro Corporation                                                     128,265
                                            17,026    IMC Global Inc.                                                       296,082
                                            27,396    Lyondell Chemical Company                                             615,314
                                             7,924    The Lubrizol Corporation                                              274,170
                                             3,362    Minerals Technologies, Inc.                                           197,887
                                            11,148    Olin Corporation                                                      222,960
                                            17,924    RPM, Inc.                                                             316,359
                                             5,083  + The Scotts Company (Class A)                                          326,074
                                             7,524    Sensient Technologies Corporation                                     162,819
                                             7,943    The Valspar Corporation                                               370,779
                                                                                                                      -------------
                                                                                                                          4,479,311
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.0%                     17,026    Associated Banc-Corp.                                                 546,024
                                             8,181    Bank of Hawaii Corporation                                            386,552
                                            26,631    Banknorth Group, Inc.                                                 932,085
                                             7,462    City National Corporation                                             484,657
                                            18,850    The Colonial BancGroup, Inc.                                          385,483
                                            11,967    Commerce Bancorp, Inc.                                                660,578
                                            18,950    Compass Bancshares, Inc.                                              830,389
                                             7,902    Cullen/Frost Bankers, Inc.                                            367,206
                                            13,129    FirstMerit Corporation                                                345,358
                                             8,183    Greater Bay Bancorp                                                   235,261
                                            23,969    Hibernia Corporation (Class A)                                        633,021
                                            12,205    Mercantile Bankshares Corporation                                     585,352
                                             5,200  + Silicon Valley Bancshares                                             193,284
                                            21,690    TCF Financial Corporation                                             656,990
                                             5,064    Westamerica Bancorporation                                            277,963
                                            10,283    Wilmington Trust Corporation                                          372,347
                                                                                                                      -------------
                                                                                                                          7,892,550
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 4.3%       15,300    Adesa, Inc.                                                           251,379
                                             4,021    Banta Corporation                                                     159,835
                                             8,886    The Brink's Company                                                   268,091

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies              15,448  + Career Education Corporation                                    $     439,187
(concluded)                                 13,145  + ChoicePoint Inc.                                                      560,634
                                            13,888  + Copart, Inc.                                                          262,900
                                            13,888  + Corinthian Colleges, Inc.                                             187,210
                                            10,324  + DeVry, Inc.                                                           213,810
                                            11,366  + Education Management Corporation                                      302,790
                                             8,543    HNI Corporation                                                       338,132
                                            10,567    Herman Miller, Inc.                                                   260,477
                                             7,124  + ITT Educational Services, Inc.                                        256,820
                                             4,981    Kelly Services, Inc. (Class A)                                        133,043
                                             6,064  + Korn/Ferry International                                              110,547
                                             7,064  + Laureate Education Inc                                                262,922
                                            13,848    Manpower Inc.                                                         616,098
                                            10,564  + The New Dun & Bradstreet Corporation                                  620,107
                                            23,769    Republic Services, Inc. (Class A)                                     707,365
                                             6,471    Rollins, Inc.                                                         157,181
                                             9,075  + Sotheby's Holdings, Inc. (Class A)                                    142,659
                                             6,805  + Stericycle, Inc.                                                      312,349
                                            11,324  + United Rentals, Inc.                                                  179,938
                                                                                                                      -------------
                                                                                                                          6,743,474
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.7%             60,206  + 3Com Corporation                                                      254,069
                                            12,307    Adtran, Inc.                                                          279,123
                                            13,626  + Advanced Fibre Communications, Inc.                                   216,653
                                             7,583  + Avocent Corporation                                                   197,385
                                             8,200  + CommScope, Inc.                                                       177,120
                                            10,307    Harris Corporation                                                    566,267
                                             7,043    Plantronics, Inc.                                                     304,539
                                            14,807  + Polycom, Inc.                                                         293,475
                                            14,643  + Powerwave Technologies, Inc.                                           90,201
                                            17,488  + UTStarcom, Inc. (c)                                                   281,732
                                                                                                                      -------------
                                                                                                                          2,660,564
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.3%              10,724    Diebold, Incorporated                                                 500,811
                                             5,624    Imation Corp.                                                         200,158
                                            16,263  + McDATA Corporation (Class A)                                           81,803
                                            24,815  + Quantum Corporation-DLT & Storage Systems                              57,323
                                            24,772  + SanDisk Corporation                                                   721,361
                                            17,450  + Storage Technology Corporation                                        440,787
                                                                                                                      -------------
                                                                                                                          2,002,243
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.5%            7,002  + Dycom Industries, Inc.                                                198,787
                                             6,781    Granite Construction Incorporated                                     162,066

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                   8,786  + Jacobs Engineering Group Inc.                                   $     336,416
(concluded)                                 16,483  + Quanta Services, Inc.                                                  99,722
                                                                                                                      -------------
                                                                                                                            796,991
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%                6,983    Martin Marietta Materials, Inc.                                       316,120
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                     23,531  + AmeriCredit Corp.                                                     491,327
                                            13,900    MoneyGram International, Inc.                                         237,412
                                                                                                                      -------------
                                                                                                                            728,739
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%                7,181    Longview Fibre Company                                                109,510
                                            16,488    Packaging Corp. of America                                            403,461
                                            14,945    Sonoco Products Company                                               395,146
                                                                                                                      -------------
                                                                                                                            908,117
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%        7,845    GATX Corporation                                                      209,148
                                            10,445    Leucadia National Corporation                                         591,709
                                                                                                                      -------------
                                                                                                                            800,857
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               35,439  + Cincinnati Bell Inc.                                                  123,682
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.4%                   16,388    Alliant Energy Corporation                                            407,733
                                             4,924    Black Hills Corporation                                               136,789
                                            19,524    DPL Inc.                                                              401,804
                                            12,129    Duquesne Light Holdings Inc.                                          217,837
                                            11,686    Great Plains Energy Incorporated                                      340,647
                                            12,626    Hawaiian Electric Industries, Inc.                                    335,094
                                             6,243    IDAcorp Inc.                                                          181,422
                                             8,302    NSTAR                                                                 407,628
                                            19,791    Northeast Utilities                                                   383,747
                                            13,769    OGE Energy Corp.                                                      347,392
                                             9,774    PNM Resources Inc.                                                    220,013
                                            28,558    Pepco Holdings, Inc.                                                  568,304
                                            14,705    Puget Energy, Inc.                                                    333,804
                                             5,343    WPS Resources Corporation                                             240,382
                                            13,448    Westar Energy, Inc.                                                   271,650
                                            18,229    Wisconsin Energy Corporation                                          581,505
                                                                                                                      -------------
                                                                                                                          5,375,751
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%                 10,243    AMETEK, Inc.                                                          310,568
                                             8,905    Hubbell Incorporated (Class B)                                        399,211
                                             9,327    Thomas & Betts Corporation                                            250,150
                                                                                                                      -------------
                                                                                                                            959,929
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      14,200  + Amphenol Corp. (Class A)                                              486,492
Instruments - 2.0%                          17,088  + Arrow Electronics, Inc.                                               385,847
                                            17,788  + Avnet, Inc.                                                           304,531
                                            13,007    CDW Corporation                                                       754,796

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      12,383  + Kemet Corp.                                                     $     100,178
Instruments                                 11,686    National Instruments Corporation                                      353,735
(concluded)                                  5,481  + Newport Corporation                                                    62,867
                                             6,021  + Plexus Corporation                                                     66,472
                                             9,045  + Tech Data Corporation                                                 348,685
                                            24,810  + Vishay Intertechnology, Inc.                                          320,049
                                                                                                                      -------------
                                                                                                                          3,183,652
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 4.0%            8,424  + Cooper Cameron Corporation                                            461,972
                                            23,372    ENSCO International Incorporated                                      763,563
                                            10,488  + FMC Technologies,  Inc.                                               350,299
                                            18,010  + Grant Prideco, Inc.                                                   369,025
                                            10,883  + Hanover Compressor Company                                            146,376
                                             8,086    Helmerich & Payne, Inc.                                               231,987
                                            12,610  + National-Oilwell, Inc.                                                414,365
                                            25,812    Patterson-UTI Energy, Inc.                                            492,235
                                            20,667  + Pride International, Inc.                                             409,000
                                            16,248  + Smith International, Inc.                                             986,741
                                             9,526    Tidewater Inc.                                                        310,071
                                            14,645  + Varco International, Inc.                                             392,779
                                            20,207  + Weatherford International Ltd.                                      1,030,961
                                                                                                                      -------------
                                                                                                                          6,359,374
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.8%             10,945  + BJ's Wholesale Club, Inc.                                             299,236
                                             6,540    Ruddick Corporation                                                   128,446
                                             9,464    Whole Foods Market, Inc.                                              811,917
                                                                                                                      -------------
                                                                                                                          1,239,599
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.2%                        24,423  + Dean Foods Company                                                    733,178
                                            21,329    Hormel Foods Corporation                                              571,191
                                             9,120    The J.M. Smucker Company                                              405,019
                                             5,686    Lancaster Colony Corporation                                          239,750
                                            17,150  + Smithfield Foods, Inc.                                                428,750
                                             7,833    Tootsie Roll Industries, Inc.                                         228,880
                                            52,825    Tyson Foods, Inc. (Class A)                                           846,256
                                                                                                                      -------------
                                                                                                                          3,453,024
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%                        10,043    AGL Resources Inc.                                                    309,023
                                             7,748    WGL Holdings Inc.                                                     218,958
                                                                                                                      -------------
                                                                                                                            527,981
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                      9,583    Beckman Coulter Inc.                                                  537,798
Supplies - 2.5%                             16,969  + Cytyc Corporation                                                     409,801
                                            11,905    DENTSPLY International Inc.                                           618,346
                                             9,245  + Edwards Lifesciences Corporation                                      309,708

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                      9,205    Hillenbrand Industries, Inc.                                    $     465,129
Supplies                                     5,600  + INAMED Corporation                                                    266,952
(concluded)                                 10,669  + STERIS Corporation                                                    234,078
                                             7,062  + VISX, Incorporated                                                    145,477
                                             5,021  + Varian Inc.                                                           190,145
                                            20,928  + Varian Medical Systems, Inc.                                          723,481
                                                                                                                      -------------
                                                                                                                          3,900,915
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      7,967  + Apria Healthcare Group Inc.                                           217,101
Services - 4.0%                             15,331  + Community Health Care                                                 409,031
                                            13,607  + Conventry Health Care Inc.                                            726,206
                                             9,743  + Covance Inc.                                                          389,428
                                            13,326  + First Health Group Corp.                                              214,415
                                            17,388  + Health Net Inc.                                                       429,831
                                             6,864  + Henry Schein, Inc.                                                    427,696
                                             5,983  + LifePoint Hospitals, Inc.                                             179,550
                                            15,388  + Lincare Holdings Inc.                                                 457,177
                                            15,750    Omnicare, Inc.                                                        446,670
                                            12,786  + PacifiCare Health Systems, Inc.                                       469,246
                                            10,486  + Patterson Companies Inc.                                              802,808
                                            10,012  + Renal Care Group, Inc.                                                322,687
                                            11,345  + Triad Hospitals, Inc.                                                 390,722
                                             9,102    Universal Health Services, Inc. (Class B)                             395,937
                                                                                                                      -------------
                                                                                                                          6,278,505
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.3%        12,976    Applebee's International, Inc.                                        328,033
                                             5,705    Bob Evans Farms, Inc.                                                 154,948
                                            12,645    Boyd Gaming Corporation                                               355,957
                                            14,907  + Brinker International, Inc.                                           464,353
                                             7,745    CBRL Group, Inc.                                                      279,440
                                            46,327  + Caesars Entertainment, Inc                                            773,661
                                             8,105  + The Cheesecake Factory Incorporated                                   351,757
                                            18,290    GTECH Holdings Corporation                                            463,103
                                             7,864    International Speedway Corp. (Class A)                                392,414
                                             9,605  + Krispy Kreme Doughnuts, Inc. (c)                                      121,599
                                            10,305    Mandalay Resort Group                                                 707,438
                                            11,024    Outback Steakhouse, Inc.                                              457,827
                                             9,643    Ruby Tuesday, Inc.                                                    268,750
                                            12,905  + Six Flags, Inc.                                                        70,203
                                                                                                                      -------------
                                                                                                                          5,189,483
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 4.0%                   10,707    American Greetings Corporation  (Class A)                             268,960
                                             6,524    Blyth, Inc.                                                           201,592

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables                          34,883    D.R. Horton, Inc.                                               $   1,154,976
(concluded)                                  8,826    Furniture Brands International, Inc.                                  221,356
                                            10,145    Harman International Industries, Incorporated                       1,093,124
                                             8,983  + Hovnanian Enterprises, Inc. (Class A)                                 360,218
                                            23,612    Lennar Corporation (Class A)                                        1,123,931
                                            10,305  + Mohawk Industries, Inc.                                               818,114
                                             3,821    The Ryland Group, Inc.                                                354,054
                                            11,526  + Toll Brothers, Inc.                                                   534,000
                                             9,520    Tupperware Corporation                                                161,650
                                                                                                                      -------------
                                                                                                                          6,291,975
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%                    8,943    Church & Dwight Co., Inc.                                             250,941
                                            11,645  + Energizer Holdings, Inc.                                              536,835
                                                                                                                      -------------
                                                                                                                            787,776
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.6%                          12,724    Acxiom Corp.                                                          302,068
                                            12,481  + Alliance Data Systems Corporation                                     506,229
                                            17,691  + The BISYS Group, Inc.                                                 258,466
                                             8,183  + CSG Systems International, Inc.                                       126,100
                                            22,050  + Ceridian Corporation                                                  405,941
                                             9,324    Certegy Inc.                                                          346,946
                                            12,626  + CheckFree Corp.                                                       349,361
                                            19,791  + Cognizant Technology Solutions Corporation                            603,823
                                            13,107  + DST Systems, Inc.                                                     582,868
                                             2,827  + Gartner Group, Inc. (Class A)                                          33,048
                                            11,500  + Gartner Group, Inc. (Class B)                                         132,825
                                             9,062  + Keane, Inc.                                                           139,192
                                            15,088  + MPS Group, Inc.                                                       126,890
                                            13,125  + The Titan Corporation                                                 183,356
                                                                                                                      -------------
                                                                                                                          4,097,113
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%              4,821    Carlisle Companies Incorporated                                       308,207
                                             5,902    Teleflex Incorporated                                                 250,835
                                                                                                                      -------------
                                                                                                                            559,042
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                             8,305  + Allmerica Financial Corporation                                       223,238
                                             6,243    AmerUs Group Co.                                                      255,963
                                            11,183    American Financial Group, Inc.                                        334,260
                                            14,086    Arthur J. Gallagher & Co.                                             466,669
                                            12,924    Berkley (W.R.) Corporation                                            544,876
                                            10,205    Brown & Brown                                                         466,369
                                             8,605    Everest Re Group, Ltd.                                                639,610
                                            26,402    Fidelity National Financial, Inc.                                   1,005,916
                                            13,929    The First American Financial Corporation                              429,431

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance                                    9,883    HCC Insurance Holdings, Inc.                                    $     297,972
(concluded)                                  5,900    Horace Mann Educators Corporation                                     103,722
                                             8,762  + Ohio Casualty Corporation                                             183,389
                                            28,141    Old Republic International Corporation                                704,369
                                            10,145    Protective Life Corporation                                           398,800
                                             4,181    StanCorp Financial Group, Inc.                                        297,687
                                            10,064    Unitrin, Inc.                                                         418,360
                                                                                                                      -------------
                                                                                                                          6,770,631
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%          7,500  + Retek Inc.                                                             34,200
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%         11,910    Callaway Golf Company                                                 125,889
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.1%                            13,205  + AGCO Corporation                                                      298,697
                                            13,405    Donaldson Company, Inc.                                               380,568
                                             7,100    Federal Signal Corporation                                            131,918
                                             7,864  + Flowserve Corporation                                                 190,152
                                            10,083    Graco Inc.                                                            337,781
                                             6,362    Harsco Corporation                                                    285,654
                                             5,200    Kennametal Inc.                                                       234,780
                                             5,624    Nordson Corporation                                                   193,072
                                            15,529    Pentair, Inc.                                                         542,117
                                            11,705    SPX Corporation                                                       414,357
                                             2,802    Tecumseh Products Company (Class A)                                   117,320
                                             6,802    Trinity Industries, Inc.                                              212,018
                                                                                                                      -------------
                                                                                                                          3,338,434
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                                6,721    Alexander & Baldwin, Inc.                                             228,111
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                17,026    A.H. Belo Corporation (Class A)                                       383,766
                                             7,443    Catalina Marketing Corporation                                        171,784
                                             8,826  + Emmis Communications Corporation (Class A)                            159,398
                                             8,045  + Entercom Communications Corp.                                         262,750
                                            12,717    Harte-Hanks, Inc.                                                     318,052
                                             6,962    Lee Enterprises, Incorporated                                         322,619
                                             3,781    Media General, Inc. (Class A)                                         211,547
                                            14,255    The Reader's Digest Association, Inc. (Class A)                       207,980
                                             6,305  + Scholastic Corporation                                                194,761
                                             8,267  + Valassis Communications, Inc.                                         244,538
                                             1,432    The Washington Post Company (Class B)                               1,317,440
                                            14,807  + Westwood One, Inc.                                                    292,734
                                                                                                                      -------------
                                                                                                                          4,087,369
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                       8,505    Arch Coal, Inc.                                                       301,842
                                             9,986    Peabody Energy Corporation                                            594,167
                                                                                                                      -------------
                                                                                                                            896,009
-----------------------------------------------------------------------------------------------------------------------------------

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                           27,635  + Aquila, Inc.                                                    $      86,221
Unregulated Power - 2.5%                    21,631    Energy East Corporation                                               544,669
                                             9,645    Equitable Resources, Inc.                                             523,820
                                            17,169    MDU Resources Group                                                   452,060
                                            11,983    National Fuel Gas Company                                             339,478
                                            16,107    ONEOK, Inc.                                                           419,104
                                            12,405    Questar Corporation                                                   568,397
                                            17,191    SCANA Corporation                                                     641,912
                                            18,488  + Sierra Pacific Resources                                              165,468
                                            11,026    Vectren Corporation                                                   277,635
                                                                                                                      -------------
                                                                                                                          4,018,764
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                     11,276  + 99 Cents Only Stores                                                  160,457
                                            17,538  + Dollar Tree Stores, Inc.                                              472,649
                                             7,224    The Neiman Marcus Group, Inc. (Class A)                               415,380
                                            22,196    Saks Incorporated                                                     267,462
                                                                                                                      -------------
                                                                                                                          1,315,948
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.4%                   11,046  + Zebra Technologies Corporation (Class A)                              673,916
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.8%                             9,207  + Forest Oil Corporation                                                277,315
                                            14,226    Murphy Oil Corporation                                              1,234,390
                                             9,745  + Newfield Exploration Company                                          596,784
                                             9,045    Noble Energy, Inc.                                                    526,781
                                             5,724    Overseas Shipholding Group, Inc.                                      284,139
                                            22,629    Pioneer Natural Resources Company                                     780,248
                                            11,154  + Plains Exploration & Production Company                               266,134
                                             9,864    Pogo Producing Company                                                468,047
                                            11,467    Western Gas Resources, Inc.                                           327,842
                                            38,840    XTO Energy, Inc.                                                    1,261,523
                                                                                                                      -------------
                                                                                                                          6,023,203
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%               8,705    Bowater Incorporated                                                  332,444
                                             5,900    P.H. Glatfelter Company                                                73,101
                                             4,702    Potlatch Corporation                                                  220,101
                                                                                                                      -------------
                                                                                                                            625,646
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%                      16,023  + Barr Laboratories, Inc.                                               663,833
                                            36,948  + IVAX Corporation                                                      707,554
                                             5,383  + Par Pharmaceutical Cos Inc.                                           193,411
                                            10,283    Perrigo Company                                                       211,316
                                            13,345  + Sepracor Inc.                                                         650,969
                                            13,048    Valeant Pharmaceuticals International                                 314,718
                                                                                                                      -------------
                                                                                                                          2,741,801
-----------------------------------------------------------------------------------------------------------------------------------

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.4%                          12,586    AMB Property Corporation                                        $     465,934
                                            16,500    Developers Diversified Realty Corporation                             645,975
                                             8,664    Highwoods Properties, Inc.                                            213,221
                                             9,905    Hospitality Properties Trust                                          420,863
                                            13,148    Liberty Property Trust                                                523,816
                                             9,505    Mack-Cali Realty Corporation                                          421,071
                                            15,505    New Plan Excel Realty Trust                                           387,625
                                             7,719    Rayonier Inc.                                                         349,208
                                            19,950    United Dominion Realty Trust, Inc.                                    395,608
                                                                                                                      -------------
                                                                                                                          3,823,321
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                          12,448    J.B. Hunt Transport Services, Inc.                                    462,319
                                            11,748  + Swift Transportation Co., Inc.                                        197,601
                                            11,458    Werner Enterprises, Inc.                                              221,254
                                                                                                                      -------------
                                                                                                                            881,174
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                            70,470  + Atmel Corporation                                                     255,101
Semiconductor Equipment - 2.9%               3,983  + Cabot Microelectronics Corporation                                    144,384
                                            15,069  + Credence Systems Corporation                                          108,497
                                            11,568  + Cree, Inc. (c)                                                        353,171
                                            18,612  + Cypress Semiconductor Corporation                                     164,530
                                            17,507  + Fairchild Semiconductor Corporation                                   248,074
                                            10,624  + Integrated Circuit Systems, Inc.                                      228,416
                                            16,529  + Integrated Device Technology, Inc.                                    157,521
                                             9,924  + International Rectifier Corp.                                         340,393
                                            20,729    Intersil Holding Corporation (Class A)                                330,213
                                            19,929  + LAM Research Corp.                                                    436,047
                                             8,443  + LTX Corporation                                                        45,677
                                            15,823  + Lattice Semiconductor Corporation                                      77,691
                                            14,567  + Micrel, Inc.                                                          151,642
                                            32,396    Microchip Technology                                                  869,509
                                            29,096  + RF Micro Devices, Inc. (c)                                            184,469
                                            11,807  + Semtech Corporation                                                   226,340
                                             7,964  + Silicon Laboratories Inc.                                             263,529
                                            19,045  + TriQuint Semiconductor, Inc.                                           74,276
                                                                                                                      -------------
                                                                                                                          4,659,480
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.4%                             21,337  + Activision, Inc.                                                      295,944
                                             5,400  + Advent Software, Inc.                                                  90,882
                                             9,365  + Ascential Software Corporation                                        126,147
                                            40,779  + Cadence Design Systems, Inc.                                          531,758
                                            10,936    Fair, Isaac and Company, Incorporated                                 319,331
                                            13,067    Jack Henry & Associates, Inc.                                         245,268

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Software                                    10,745  + Macromedia, Inc.                                                $     215,760
(concluded)                                  7,202  + Macrovision Corporation                                               173,424
                                            24,412  + McAfee Inc.                                                           490,681
                                            10,143  + Mentor Graphics Corporation                                           111,218
                                             9,726  + RSA Security Inc.                                                     187,712
                                            10,248    Reynolds & Reynolds Company (Class A)                                 252,818
                                            14,964  + Sybase, Inc.                                                          206,354
                                            23,219  + Synopsys, Inc.                                                        367,557
                                             5,321  + Transaction Systems Architects, Inc. (Class A)                         98,891
                                            11,583  + Wind River Systems, Inc.                                              141,313
                                                                                                                      -------------
                                                                                                                          3,855,058
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.2%                     14,548    Abercrombie & Fitch Co. (Class A)                                     458,262
                                             8,900  + Aeropostale, Inc.                                                     233,180
                                            11,095    American Eagle Outfitters, Inc.                                       408,851
                                            10,595  + AnnTaylor Stores Corporation                                          247,923
                                            10,726  + Barnes & Noble, Inc.                                                  396,862
                                            11,983    Borders Group, Inc.                                                   297,178
                                            15,386  + CarMax, Inc.                                                          331,568
                                            13,267  + Chico's FAS, Inc.                                                     453,731
                                            14,526    Claire's Stores, Inc.                                                 363,731
                                            25,900    Foot Locker, Inc.                                                     613,830
                                            10,464    Michael's Stores, Inc.                                                619,573
                                             8,024  + O'Reilly Automotive, Inc.                                             307,239
                                            22,091    PETsMART, Inc.                                                        627,163
                                            11,948  + Pacific Sunwear of California, Inc.                                   251,505
                                            10,245  + Payless ShoeSource, Inc.                                              103,782
                                            13,767    Pier 1 Imports, Inc.                                                  248,907
                                             6,462    Regis Corporation                                                     259,902
                                            12,057  + Rent A Center Inc.                                                    311,794
                                            23,031    Ross Stores, Inc.                                                     539,847
                                            12,800  + Urban Outfitters, Inc.                                                440,320
                                            17,369  + Williams-Sonoma, Inc.                                                 652,206
                                                                                                                      -------------
                                                                                                                          8,167,354
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                          5,443  + The Timberland Company (Class A)                                      309,162
Luxury Goods - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.2%           12,086    Astoria Financial Corporation                                         428,932
                                            20,338    GreenPoint Financial Corp.                                            940,836
                                            12,845    Independence Community Bank Corp.                                     501,597
                                             9,626    IndyMac Bancorp, Inc.                                                 348,461
                                            40,863    New York Community Bancorp, Inc.                                      839,326

Master Mid-Cap Index Series

-----------------------------------------------------------------------------------------------------------------------------------
Industry*                              Shares Held    Common Stock                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                  14,729    The PMI Group, Inc.                                             $     597,703
(concluded)                                 13,986    Radian Group Inc.                                                     646,573
                                            12,103    Washington Federal, Inc.                                              304,390
                                             7,764    Webster Financial Corporation                                         383,464
                                                                                                                      -------------
                                                                                                                          4,991,282
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                               4,102    Universal Corporation                                                 183,113
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                         11,826    Fastenal Company                                                      681,178
Distributors - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                      13,401    Aqua America Inc.                                                     296,296
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   8,783    Telephone and Data Systems, Inc.                                      739,265
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Common Stocks
                                                      (Cost - $132,438,123) -- 94.2%                                    148,793,345
-----------------------------------------------------------------------------------------------------------------------------------

                               Beneficial Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $ 8,843,780    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)         8,843,780
                                         1,156,750    Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)      1,156,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Short-Term Securities
                                                      (Cost - $10,000,530) -- 6.3%                                       10,000,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments (Cost - $142,438,653**) - 100.5%                158,793,875
                                                      Liabilities in Excess of Other Assets - (0.5%)                       (767,482)
                                                                                                                      -------------
                                                      Net Assets - 100.0%                                             $ 158,026,393
                                                                                                                      =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 143,525,085
                                                                  =============
      Gross unrealized appreciation                               $  20,989,029
      Gross unrealized depreciation                                  (5,720,392)
                                                                  -------------
      Net unrealized appreciation                                 $  15,268,637
                                                                  =============

+     Non-income producing security.

Master Mid-Cap Index Series

Schedule of Investments as of September 30, 2004 (concluded)

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------
                                                                              Interest/Dividend
      Affiliate                                                Net Activity              Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ 2,231,292     $        91,162
      Merrill Lynch Liquidity Series, LLC Money Market Series   $ 1,126,750     $         2,102
      Merrill Lynch Premier Institutional Fund                      (10,000)    $           222
      -----------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of securities, is on loan.

      Financial futures contracts purchased as of September 30, 2004 were as follows:

      Numbers of                     Expiration        Face          Unrealized
       Contracts       Issue            Date           Value        Appreciation
      --------------------------------------------------------------------------
          31       S&P 400 Midcap   December 2004   $ 9,151,618         $ 56,932
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ---------------------------
    Terry K. Glenn,
    President
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ---------------------------
    Terry K. Glenn
    President
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Mid Cap Index Series of Quantitative Master Series Trust

Date: November 19, 2004